ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2015
Accounts Receivable Tables
ACCOUNTS RECEIVABLE
	2015	2014	2013

Trade Accounts Receivable	$-	$-	$1,741
Other Accounts Receivable	262	440	160,798
	$262	$440	$162,539